Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

SPIRE EMPLOYEE SAVINGS PLAN

EIN: 47-4582725

PN009

Schedule of Assets (Held at End of Year)

(Form 5500, Schedule H, Line 4i)

December 31, 2025

(a)	(b)	(c)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, par or maturity value	Current Value

	Self-Directed Brokerage Accounts	Common Stock, Exchange-Traded Funds (ETFs), Trusts, Mutual Funds	$9,528,697
	Vanguard Institutional Target Income Fund	Common / Collective Trust (69,094.808 units)	3,462,341
	Vanguard Institutional Target 2020 Fund	Common / Collective Trust (140,489.879 units)	7,392,577
	Vanguard Institutional Target 2025 Fund	Common / Collective Trust (477,239.384 units)	27,049,928
	Vanguard Institutional Target 2030 Fund	Common / Collective Trust (665,374.521 units)	39,529,900
	Vanguard Institutional Target 2035 Fund	Common / Collective Trust (856,675.71 units)	54,381,774
	Vanguard Institutional Target 2040 Fund	Common / Collective Trust (845,308.472 units)	58,123,411
	Vanguard Institutional Target 2045 Fund	Common / Collective Trust (851,547.462 units)	61,762,737
	Vanguard Institutional Target 2050 Fund	Common / Collective Trust (697,567.43 units)	52,212,922
	Vanguard Institutional Target 2055 Fund	Common / Collective Trust (387,741.364 units)	38,874,949
	Vanguard Institutional Target 2060 Fund	Common / Collective Trust (309,345.179 units)	24,481,577
	Vanguard Institutional Target 2065 Fund	Common / Collective Trust (153,215.484 units)	7,464,658
	Vanguard Institutional Target 2070 Fund	Common / Collective Trust (32,176.656 units)	956,290
	DFA Emerging Markets Core Equity Portfolio (I)	Mutual Fund (159,277.049 shares)	4,631,777
	PIMCO International Bond Fund	Mutual Fund (221,034.933 shares)	2,194,877
	Delaware Small Cap Value Fund Class R6	Mutual Fund (82,404.02 shares)	5,534,254
	BlackRock Equity Index M	Common / Collective Trust (1,941,508.023 units)	122,411,304
	Lord Abbett Total Return Trust II Class BP	Common / Collective Trust (1,820,751.929 units)	22,086,449
	Galliard Stable Return Fund C	Common / Collective Trust (160,096.053 units)	10,143,686
	Principal Diversified Real Asset CIT Tier 1	Common / Collective Trust (104,058.083 units)	1,667,010
	BlackRock MSCI ACWI ex-US Index Fund T	Common / Collective Trust (652,860.037 units)	12,725,483
	American Funds EuroPacific Growth Fund® - Class R6	Mutual Fund (181,142.034 shares)	10,973,584
	BlackRock Money Market Fund W	Common / Collective Trust (22,742,612.51 units)	22,742,613
	JP Morgan Large Cap Growth Fund Class R6	Mutual Fund (667,587.409 shares)	57,706,256
*	Spire Inc. - ESOP	Company stock fund (663,069.598 shares)	54,835,856
*	Fidelity Mid Cap Index Fund	Mutual Fund (351,509.282 shares)	12,981,238
*	Fidelity Small Cap Index Fund	Mutual Fund (1,106,480.04 shares)	34,223,428
			$760,079,577
*	Notes receivable from participants, interest rate 4.25% - 9.50%, varying maturity dates through 2035		15,574,168
		Total	$775,653,745
	* Party-in-interest.